Summary of the material accounting policies: Additional information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands, shares in Millions											1 Months Ended	12 Months Ended
	Dec. 11, 2025 USD ($) $ / shares	Oct. 10, 2025 MXN ($)	Oct. 10, 2025 USD ($)	Oct. 07, 2024 MXN ($)	Oct. 07, 2024 USD ($)	Sep. 22, 2023 MXN ($)	Sep. 22, 2023 USD ($)	May 18, 2023 USD ($)	Feb. 20, 2020 MXN ($)	May 15, 2008	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 MXN ($) $ / shares shares	Dec. 31, 2023 MXN ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Feb. 20, 2020 USD ($)
Revenue From Regulated Services
Closing foreign exchange rate												18		20.79		18
Investment in joint venture accounted for by the equity method												$ 283,108		$ 288,440
Restricted cash and cash equivalents used for passenger facility charge authorized by FAA												$ 747,664		$ 579,093
Original concession period for operating rights										25 years		50 years	50 years
Concession period for operating rights												24 years	24 years
Applicable tax rate												30.00%	30.00%	30.00%	30.00%
Deferred income tax recognized												$ 485,935		$ 710,991
Controlling interest												$ 10,488,903		$ 13,551,429	$ 10,203,713
Weighted average number of ordinary shares outstanding | shares												300	300	300	300
Basic earnings per share | $ / shares												$ 34.96		$ 45.17	$ 34.01
Reimbursement of contributed capital		$ 264,967	$ 20,768	$ 255,167	$ 20,000	$ 255,167	$ 20,000
Dividends		588,029	29,232	$ 1,075,823	60,000	$ 1,225,463	69,000					$ 24,000,000		$ 6,277,800	$ 5,979,000
IT withholding to the company		$ 24,660	$ 1,370		$ 1,799		$ 3,053
Percentage of ownership interest in subsidiary		60.00%	60.00%	60.00%	60.00%	60.00%	60.00%
Remaining committed investment amount												$ 19,095,900
JFKT8
Revenue From Regulated Services
Percentage rent	85.00%
Minimum rent	$ 30,000
ORD and JFK T1
Revenue From Regulated Services
Minimum payments													$ 0
Los Angeles International Airport
Revenue From Regulated Services
Percentage rent	85.00%
Aeropuerto Internacional de Bvaro AIB, S.A.S.
Revenue From Regulated Services
Percentage of stake agreed to be maintained								25.00%
Total estimated investment amount								$ 66,000
Initial investment amount								$ 17,800
Remaining committed investment amount																$ 48,100
Mortgage Guarantee Value For Initial Investment																$ 25,000
Percentage of ownership interest in associate												25.00%	25.00%
Mexico
Revenue From Regulated Services
Applicable tax rate												30.00%	30.00%	30.00%	30.00%
Puerto Rico (Aerostar)
Revenue From Regulated Services
Restricted cash												$ 1,293,363		$ 1,464,532
Applicable tax rate												10.00%	10.00%	10.00%	10.00%
Colombia (Airplan)
Revenue From Regulated Services
Applicable tax rate												35.00%	35.00%	35.00%	35.00%
US (ASUR Airports)
Revenue From Regulated Services
Applicable tax rate												21.00%	21.00%
Airport Development Group, LLC
Revenue From Regulated Services
Percentage Of Equity Interest Acquired									50.00%
Investment in joint venture accounted for by the equity method																	$ 500
Avialliance partner
Revenue From Regulated Services
Percentage of profit sharing		40.00%	40.00%	40.00%	40.00%	40.00%	40.00%
Aeropuerto de Cancun, S. A. de C. V.
Revenue From Regulated Services
Investment in joint venture accounted for by the equity method									$ 10,556
Percentage of ownership interest in subsidiary												100.00%	100.00%	100.00%
Aerostar Airport Holdings, LLC
Revenue From Regulated Services
Restricted cash												$ 2,041,027		$ 2,043,625	$ 1,520,581
Percentage of profit sharing		60.00%	60.00%	60.00%	60.00%	60.00%	60.00%
Percentage of ownership interest in subsidiary												60.00%	60.00%	60.00%
Aerostar and Airplan
Revenue From Regulated Services
Deferred income tax recognized												$ 485,935
Airplan
Revenue From Regulated Services
Closing foreign exchange rate | $ / shares												209.37		211.33		209.37
Original concession period for operating rights										15 years		25 years	25 years
Applicable tax rate												35.00%	35.00%	35.00%	35.00%
Percentage of ownership interest in subsidiary												100.00%	100.00%
ASUR Airports LLC
Revenue From Regulated Services
Closing foreign exchange rate | $ / shares												18				18
Aerostar
Revenue From Regulated Services
Closing foreign exchange rate | $ / shares												18		20.79		18
Restricted cash														$ 579,093
Restricted cash and cash equivalents used for passenger facility charge authorized by FAA												$ 747,664
Original concession period for operating rights												40 years	40 years
Concession period for operating rights												28 years	28 years
Percentage of ownership interest in subsidiary												60.00%	60.00%
Aerostar | Puerto Rico (Aerostar)
Revenue From Regulated Services
Restricted cash												$ 1,293,363		$ 1,464,532
ASUR US Commercial, LLC
Revenue From Regulated Services
Payments to trust account											$ 3,000
Amount held in trust accounts												$ 54,004
Minimum | Los Angeles International Airport
Revenue From Regulated Services
Base rate | $ / shares	$ 0.21
Minimum | Airplan
Revenue From Regulated Services
Original concession period for operating rights												15 years	15 years
Maximum | Los Angeles International Airport
Revenue From Regulated Services
Base rate | $ / shares	$ 0.24